Summary of Significant Accounting Policies (Policies)	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Accounting Policies [Abstract]
Interim Financial Information

Interim Financial Information – The condensed consolidated financial statements included herein are unaudited and have been prepared in accordance with generally accepted accounting principles for interim financial statements and in accordance with Regulation S-X. Accordingly, they do not include all of the information and footnotes required by accounting principles generally accepted in the United States of America (“GAAP”) for complete financial statements. In the opinion of management, all adjustments (consisting of normal recurring adjustments) considered necessary for a fair presentation have been included. Operating results for the three months and nine months ended September 30, 2014 are not necessarily indicative of results that may be expected for the year ended December 31, 2014. The consolidated financial statements should be read in conjunction with the consolidated financial statements and notes thereto included in the Company’s Form 10-K for the year ended December 31, 2013. The December 31, 2013 consolidated balance sheet was derived from audited financial statements.

Pro forma income information

Pro forma income information – Prior to July 22, 2013, FSA’s and FSHA’s members had elected to have FSA’s and FSHA’s income taxed as an S Corporation under provisions of the Internal Revenue Code and a similar section of the state income tax law. Therefore, taxable income or loss is reported to the individual member for inclusion in its tax returns and no provision for income taxes is included in the Company’s consolidated financial statements for periods prior to July 22, 2013. The pro forma income information provides an adjustment for income tax expense as if FSA and FSHA had been a C Corporation prior to July 22, 2013 at an assumed combined federal and state effective tax rate of 38%, which approximates the calculated statutory tax rates for the periods.

Pro forma income information – Prior to July 22, 2013, FSA’s and FSHA’s member had elected to have FSA’s and FSHA’s income taxed as an S Corporation under provisions of the Internal Revenue Code and a similar section of the state income tax law. Therefore, taxable income or loss is reported to the individual member for inclusion in its tax returns and no provision for income taxes is included in the Company’s consolidated financial statements for periods prior to July 22, 2013. The pro forma income information provides an adjustment for income tax expense as if FSA and FSHA had been a C Corporation prior to July 22, 2013 at an assumed combined federal and state effective tax rate of 38%, which approximates the calculated statutory tax rates for the periods.

Consolidation

Consolidation – The accompanying consolidated financial statements include the accounts of the Company and it’s wholly owned, majority owned and controlled subsidiaries. All significant inter-company accounts and transactions have been eliminated in consolidation.

The Company accounts for its investments in Affiliates in which the Company exhibits significant influence, but not control, in accordance with the equity method of accounting. The Company does not consolidate its equity method investments, but rather measures them at their initial costs and then subsequently adjusts their carrying values through income for their respective shares of the earnings or losses during the period. The Company monitors its investments for other-than-temporary impairment by considering factors such as current economic and market conditions and the operating performance of the companies and records reductions in carrying values when necessary.

Consolidation – The accompanying consolidated financial statements include the accounts of Foundation Healthcare, Inc. and its wholly owned, majority owned and controlled subsidiaries. All significant intercompany accounts and transactions have been eliminated in consolidation.

The Company accounts for its investments in Affiliates in which the Company exhibits significant influence, but not control, in accordance with the equity method of accounting. The Company does not consolidate its equity method investments, but rather measures them at their initial costs and then subsequently adjusts their carrying values through income for their respective shares of the earnings or losses during the period. The Company monitors its investments for other-than-temporary impairment by considering factors such as current economic and market conditions and the operating performance of the companies and records reductions in carrying values when necessary.

Use of estimates

Use of estimates – The preparation of financial statements in conformity with generally accepted accounting principles requires management of the Company to make estimates and assumptions that affect the amounts reported in the consolidated financial statements and accompanying notes. Actual results could differ from those estimates.

Use of estimates – The preparation of financial statements in conformity with generally accepted accounting principles requires management of the Company to make estimates and assumptions that affect the amounts reported in the consolidated financial statements and accompanying notes. Actual results could differ from those estimates.

Revenue recognition and accounts receivable

Revenue recognition and accounts receivable – The Company recognizes revenues in the period in which services are performed and billed. Accounts receivable primarily consist of amounts due from third-party payors and patients. The Company’s ability to collect outstanding receivables is critical to its results of operations and cash flows. Amounts the Company receives for treatment of patients covered by governmental programs such as Medicare and Medicaid and other third-party payors such as health maintenance organizations, preferred provider organizations and other private insurers are generally less than the Company’s established billing rates. Additionally, to provide for accounts receivable that could become uncollectible in the future, the Company establishes an allowance for doubtful accounts to reduce the carrying value of such receivables to their estimated net realizable value. Accordingly, the revenues and accounts receivable reported in the Company’s consolidated financial statements are recorded at the net amount expected to be received.

Revenue recognition and accounts receivable – The Company recognizes revenues in the period in which services are performed. Accounts receivable primarily consist of amounts due from third-party payors and patients. The Company’s ability to collect outstanding receivables is critical to its results of operations and cash flows. Amounts the Company receives for treatment of patients covered by governmental programs such as Medicare and Medicaid and other third-party payors such as health maintenance organizations, preferred provider organizations and other private insurers are generally less than the Company’s established billing rates. Additionally, to provide for accounts receivable that could become uncollectible in the future, the Company establishes an allowance for doubtful accounts to reduce the carrying value of such receivables to their estimated net realizable value. Accordingly, the revenues and accounts receivable reported in the Company’s consolidated financial statements are recorded at the net amount expected to be received.

Contractual Discounts and Cost Report Settlements

Contractual Discounts and Cost Report Settlements – The Company derives a significant portion of its revenues from Medicare, Medicaid and other payors that receive discounts from its established billing rates. The Company must estimate the total amount of these discounts to prepare its consolidated financial statements. The Medicare and Medicaid regulations and various managed care contracts under which these discounts must be calculated are complex and are subject to interpretation and adjustment. The Company estimates the allowance for contractual discounts on a payor-specific basis given its interpretation of the applicable regulations or contract terms. These interpretations sometimes result in payments that differ from the Company’s estimates. Additionally, updated regulations and contract renegotiations occur frequently, necessitating regular review and assessment of the estimation process by management. Changes in estimates related to the allowance for contractual discounts affect revenues reported in the Company’s accompanying consolidated statements of operations.

Cost report settlements under reimbursement agreements with Medicare, Medicaid and Tricare are estimated and recorded in the period the related services are rendered and are adjusted in future periods as final settlements are determined. There is a reasonable possibility that recorded estimates will change by a material amount in the near term. The estimated net cost report settlements due to the Company were $608,555 and $235,000 as of September 30, 2014 and December 31, 2013 respectively, and are included in prepaid and other current assets in the accompanying consolidated balance sheets. We adjusted our cost report estimate by $373,555 during the nine months ended September 30, 2014 based on our final filed cost report for 2013 and an estimate of the 2014 cost report. The Company’s management believes that adequate provisions have been made for adjustments that may result from final determination of amounts earned under these programs.

Laws and regulations governing Medicare and Medicaid programs are complex and subject to interpretation. The Company believes that it is in compliance with all applicable laws and regulations and is not aware of any pending or threatened investigations involving allegations of potential wrongdoing that would have a material effect on the Company’s financial statements. Compliance with such laws and regulations can be subject to future government review and interpretation as well as significant regulatory action including fines, penalties and exclusion from the Medicare and Medicaid programs.

Contractual Discounts and Cost Report Settlements – The Company derives a significant portion of its revenues from Medicare, Medicaid and other payors that receive discounts from its established billing rates. The Company must estimate the total amount of these discounts to prepare its consolidated financial statements. The Medicare and Medicaid regulations and various managed care contracts under which these discounts must be calculated are complex and are subject to interpretation and adjustment. The Company estimates the allowance for contractual discounts on a payor-specific basis given its interpretation of the applicable regulations or contract terms. These interpretations sometimes result in payments that differ from the Company’s estimates. Additionally, updated regulations and contract renegotiations occur frequently, necessitating regular review and assessment of the estimation process by management. Changes in estimates related to the allowance for contractual discounts affect revenues reported in the Company’s accompanying consolidated statements of operations.

Cost report settlements under reimbursement agreements with Medicare and Medicaid are estimated and recorded in the period the related services are rendered and are adjusted in future periods as final settlements are determined. There is a reasonable possibility that recorded estimates will change by a material amount in the near term. There was no adjustment for estimated cost report settlements in 2013 or 2012. The net cost report settlements due to the Company was approximately $235,000 and $3,500 at December 31, 2013 and 2012, respectively, and in included in prepaid and other current assets in the accompanying consolidated balance sheets. The Company’s management believes that adequate provisions have been made for adjustments that may result from final determination of amounts earned under these programs.

Laws and regulations governing Medicare and Medicaid programs are complex and subject to interpretation. The Company believes that it is in compliance with all applicable laws and regulations and is not aware of any pending or threatened investigations involving allegations of potential wrongdoing that would have a material effect on the Company’s financial statements. Compliance with such laws and regulations can be subject to future government review and interpretation as well as significant regulatory action including fines, penalties and exclusion from the Medicare and Medicaid programs.

Provision and Allowance for Doubtful Accounts

Provision and Allowance for Doubtful Accounts– To provide for accounts receivable that could become uncollectible in the future, the Company establishes an allowance for doubtful accounts to reduce the carrying value of such receivables to their estimated net realizable value. The primary uncertainty lies with uninsured patient receivables and deductibles, co-payments or other amounts due from individual patients.

The Company has an established process to determine the adequacy of the allowance for doubtful accounts that relies on a number of analytical tools and benchmarks to arrive at a reasonable allowance. No single statistic or measurement determines the adequacy of the allowance for doubtful accounts. Some of the analytical tools that the Company utilizes include, but are not limited to, the aging of accounts receivable, historical cash collection experience, revenue trends by payor classification, revenue days in accounts receivable, the status of claims submitted to third party payors, reason codes for declined claims and an assessment of the Company’s ability to address the issue and resubmit the claim and whether a patient is on a payment plan and making payments consistent with that plan. Accounts receivable are written off after collection efforts have been followed in accordance with the Company’s policies. During the Company’s normal quarterly review process at March 31, 2014, management determined that a portion of the accounts receivable related to personal injury cases at our FSH SA location had grown to a level requiring it to be analyzed as a distinct payor category. Based on the historical cash collection experience and other analytical measures as noted above, the allowance for doubtful accounts related to the personal injury cases was lowered by $1.0 million.

Due to the nature of the healthcare industry and the reimbursement environment in which the Company operates, certain estimates are required to record net revenues and accounts receivable at their net realizable values at the time products or services are provided. Inherent in these estimates is the risk that they will have to be revised or updated as additional information becomes available, which could have a material impact on the Company’s operating results and cash flows in subsequent periods. Specifically, the complexity of many third-party billing arrangements and the uncertainty of reimbursement amounts for certain services from certain payors may result in adjustments to amounts originally recorded.

The patient and their third party insurance provider typically share in the payment for the Company’s products and services. The amount patients are responsible for includes co-payments, deductibles, and amounts not covered due to the provider being out-of-network. Due to uncertainties surrounding deductible levels and the number of out-of-network patients, the Company is not certain of the full amount of patient responsibility at the time of service. The Company estimates amounts due from patients prior to service and generally collects those amounts prior to service. Remaining amounts due from patients are then billed following completion of service.

The activity in the allowance for doubtful accounts for the nine months ending September 30, 2014 follows:

2014
Balance at beginning of period	$4,778,915
Provisions recognized as reduction in revenues	2,799,237
Write-offs, net of recoveries	(4,859,357)

Balance at end of period	$2,718,795

Provision and Allowance for Doubtful Accounts – To provide for accounts receivable that could become uncollectible in the future, the Company establishes an allowance for doubtful accounts to reduce the carrying value of such receivables to their estimated net realizable value. The primary uncertainty lies with uninsured patient receivables and deductibles, co-payments or other amounts due from individual patients.

The Company has an established process to determine the adequacy of the allowance for doubtful accounts that relies on a number of analytical tools and benchmarks to arrive at a reasonable allowance. No single statistic or measurement determines the adequacy of the allowance for doubtful accounts. Some of the analytical tools that the Company utilizes include, but are not limited to, the aging of accounts receivable, historical cash collection experience, revenue trends by payor classification, revenue days in accounts receivable, the status of claims submitted to third party payors, reason codes for declined claims and an assessment of the Company’s ability to address the issue and resubmit the claim and whether a patient is on a payment plan and making payments consistent with that plan. Accounts receivable are written off after collection efforts have been followed in accordance with the Company’s policies.

Due to the nature of the healthcare industry and the reimbursement environment in which the Company operates, certain estimates are required to record net revenues and accounts receivable at their net realizable values at the time products or services are provided. Inherent in these estimates is the risk that they will have to be revised or updated as additional information becomes available, which could have a material impact on the Company’s operating results and cash flows in subsequent periods. Specifically, the complexity of many third-party billing arrangements and the uncertainty of reimbursement amounts for certain services from certain payors may result in adjustments to amounts originally recorded.

The patient and their third party insurance provider typically share in the payment for the Company’s products and services. The amount patients are responsible for includes co-payments, deductibles, and amounts not covered due to the provider being out-of-network. Due to uncertainties surrounding deductible levels and the number of out-of-network patients, the Company is not certain of the full amount of patient responsibility at the time of service. The Company estimates amounts due from patients prior to service and generally collects those amounts prior to service. Remaining amounts due from patients are then billed following completion of service.

Cash and cash equivalents

Cash and cash equivalents – The Company considers all highly liquid temporary cash investments with an original maturity of three months or less to be cash equivalents. Certificates of deposit with original maturities of more than three months are also considered cash equivalents if there are no restrictions on withdrawing funds from the account.

Cash and cash equivalents – The Company considers all highly liquid temporary cash investments with an original maturity of three months or less to be cash equivalents. Certificates of deposit with original maturities of more than three months are also considered cash equivalents if there are no restrictions on withdrawing funds from the account.

Restricted Cash

Restricted Cash – As of September 30, 2014 and December 31, 2013, the Company had restricted cash of approximately $1.1 million and $0.7 million respectively, included in prepaid and other current assets in the accompanying consolidated balance sheets. The restricted cash at September 30, 2014 is related to the SNB Credit Facility (see Note 7 – Borrowings and Capital Lease Obligations) and represents the proceeds from the Term Loan that were not utilized as of September 30, 2014 to retire existing debt (“SNB Restricted Cash”). The SNB Restricted Cash can be utilized to complete the payoff of the remaining indebtedness of the Company, to pay federal and state income taxes and for other uses as approved by BankSNB. Use of the SNB Restricted Cash must be approved by BankSNB. The restricted cash at December 31, 2013 was pledged as collateral against debt that was paid-off from the proceeds of the SNB Credit Facility.

Restricted cash – As of December 31, 2013 and 2012, the Company had restricted cash of approximately $701,000 and $400,000, respectively, included in prepaid and other current assets in the accompanying consolidated balance sheets. The restricted cash is pledged as collateral against certain debt of the Company.

Goodwill and Intangible Assets

Goodwill and Intangible Assets – The Company evaluates goodwill for impairment at least on an annual basis and more frequently if certain indicators are encountered. Goodwill is to be tested at the reporting unit level, defined as an ASC or hospital (referred to as a component), with the fair value of the reporting unit being compared to its carrying amount, including goodwill. If the fair value of a reporting unit exceeds its carrying amount, goodwill of the reporting unit is not considered to be impaired. The Company will complete its annual impairment test in December 2014.

Intangible assets other than goodwill which include physician membership interests, service contracts and covenants not to compete are amortized over their estimated useful lives using the straight line method. The remaining lives range from five to ten years. The Company evaluates the recoverability of identifiable intangible asset whenever events or changes in circumstances indicate that an intangible asset’s carrying amount may not be recoverable.

Goodwill and Intangible Assets – Goodwill is not amortized; instead, it is reviewed for impairment annually (in the fourth quarter) or more frequently if indicators of impairment exist or if a decision is made to sell a business. A significant amount of judgment is involved in determining if an indicator of impairment has occurred. Such indicators may include deterioration in general economic conditions, negative developments in equity and credit markets, adverse changes in the markets in which an entity operates, increases in input costs that have a negative effect on earnings and cash flows, or a trend of negative or declining cash flows over multiple periods, among others. The fair value that could be realized in an actual transaction may differ from that used to evaluate the impairment of goodwill. Goodwill is allocated among and evaluated for impairment at the reporting unit level.

The Financial Accounting Standards Board (“FASB”) guidance on testing goodwill for impairment provides an entity the option to first assess qualitative factors to determine whether the existence of events or circumstances leads to a determination that it is more likely than not (more than 50%) that the estimated fair value of a reporting unit is less than its carrying amount. If an entity elects to perform a qualitative assessment and determines that an impairment is more likely than not, the entity is then required to perform the existing two-step quantitative impairment test (described below), otherwise no further analysis is required. An entity also may elect not to perform the qualitative assessment and, instead, proceed directly to the two-step quantitative impairment test. The ultimate outcome of the goodwill impairment review for a reporting unit should be the same whether an entity chooses to perform the qualitative assessment or proceeds directly to the two-step quantitative impairment test.

The Company evaluates goodwill for impairment at least on an annual basis and more frequently if certain indicators are encountered. Goodwill is to be tested at the reporting unit level, defined as an ASC or hospital (referred to as a component), with the fair value of the reporting unit being compared to its carrying amount, including goodwill. If the fair value of a reporting unit exceeds its carrying amount, goodwill of the reporting unit is not considered to be impaired. The Company completed its annual impairment test as of December 31, 2013, and determined that goodwill was not impaired.

Intangible assets other than goodwill which include customer relationships, customer files, covenants not to compete, trademarks and payor contracts are amortized over their estimated useful lives using the straight line method. The remaining lives range from three to five years. The Company evaluates the recoverability of identifiable intangible asset whenever events or changes in circumstances indicate that an intangible asset’s carrying amount may not be recoverable.

Net income (loss) per share

Net income (loss) per share – Basic net income (loss) per share is computed by dividing net income (loss) by the weighted average number of common shares outstanding for the period. Diluted income (loss) per share reflects the potential dilution that could occur if securities or other contracts to issue common stock were exercised or converted during the period. Dilutive securities having an anti-dilutive effect on diluted loss per share are excluded from the calculation.

During 2014, management determined that the Company had incorrectly reflected the historical common stock shares attributable to Foundation and the common stock shares issued in the reverse acquisition. As a result, the Company has restated its previously reported net loss per share for the three and nine month periods ending September 30, 2013 in order to correct certain previously reported amounts. The restatement had no impact on assets, liabilities, stockholders’ deficit or net loss attributable to Foundation Healthcare common stock.

The financial information included in the accompanying consolidated financial statements and notes thereto reflect the effects of the corrections described in the preceding paragraph. The following tables set forth the correction of the individual affected line items in the accompanying consolidated financial statements:

	Three Months Ended September 30, 2013
	As Previously Recorded	Correction	Restated
Earnings per common share (basic and diluted):
Net loss attributable to continuing operations attributable to Foundation Healthcare common stock	$(0.10)	$(0.01)	$(0.11)
Loss from discontinued operations, net of tax	0.00	0.00	0.00

Net loss per share, attributable to Foundation Healthcare common stock	$(0.10)	$(0.01)	$(0.11)

Weighted average number of common and diluted shares outstanding	162,703,399	(11,141,958)	151,561,441

Pro forma income information (Note 3):
Pro forma basic and diluted net (loss) per share	$(0.10)	$(0.01)	$(0.11)

	Nine Months Ended September 30, 2013
	As Previously Recorded	Correction	Restated
Earnings per common share (basic and diluted):
Net loss attributable to continuing operations attributable to Foundation Healthcare common stock	$(0.10)	$(0.03)	$(0.13)
Loss from discontinued operations, net of tax	0.00	0.00	0.00

Net loss per share, attributable to Foundation Healthcare common stock	$(0.10)	$(0.03)	$(0.13)

Weighted average number of common and diluted shares outstanding	162,703,399	(35,713,829)	126,989,570

Pro forma income information (Note 3):
Pro forma basic and diluted net (loss) per share	$(0.10)	$(0.02)	$(0.12)

Loss per share – Basic loss per share is computed by dividing net loss by the weighted average number of common shares outstanding for the period. Diluted loss per share reflects the potential dilution that could occur if securities or other contracts to issue common stock were exercised or converted during the period. Dilutive securities having an anti-dilutive effect on diluted earnings (loss) per share are excluded from the calculation.

The dilutive potential common shares on options and warrants are calculated in accordance with the treasury stock method, which assumes that proceeds from the exercise of all options and warrants are used to repurchase common stock at market value. The amount of shares remaining after the proceeds are exhausted represents the potential dilutive effect of the securities.

Recently Adopted and Recently Issued Accounting Guidance

Recently Adopted and Recently Issued Accounting Guidance

Adopted Guidance

In February 2013, the FASB issued changes to the accounting for obligations resulting from joint and several liability arrangements. These changes require an entity to measure such obligations for which the total amount of the obligation is fixed at the reporting date as the sum of (i) the amount the reporting entity agreed to pay on the basis of its arrangement among its co-obligors, and (ii) any additional amount the reporting entity expects to pay on behalf of its co-obligors. An entity will also be required to disclose the nature and amount of the obligation as well as other information about those obligations. Examples of obligations subject to these requirements are debt arrangements and settled litigation and judicial rulings. These changes become effective for the Company on January 1, 2014. Management has determined that the adoption of these changes did not have an impact on the Company’s consolidated financial statements, as the Company does not currently have any such arrangements.

In July 2013, the FASB issued changes to the presentation of an unrecognized tax benefit when a net operating loss carryforward, a similar tax loss, or a tax credit carryforward exists. These changes require an entity to present an unrecognized tax benefit as a liability in the financial statements if (i) a net operating loss carryforward, a similar tax loss, or a tax credit carryforward is not available at the reporting date under the tax law of the applicable jurisdiction to settle any additional income taxes that would result from the disallowance of a tax position, or (ii) the tax law of the applicable jurisdiction does not require the entity to use, and the entity does not intend to use, the deferred tax asset to settle any additional income taxes that would result from the disallowance of a tax position. Otherwise, an unrecognized tax benefit is required to be presented in the financial statements as a reduction to a deferred tax asset for a net operating loss carryforward, a similar tax loss, or a tax credit carryforward. Previously, there was diversity in practice as no explicit guidance existed. These changes become effective for the Company on January 1, 2014. Management has determined that the adoption of these changes did not have a significant impact on the Company’s consolidated financial statements.

Issued Guidance

In April 2014, the FASB issued changes to the reporting of discontinued operations and disclosures of disposals of components of an entity. The amendments change the criteria for reporting discontinued operations while enhancing disclosures in this area. Under the new guidance, only disposals representing a strategic shift in operations should be presented as discontinued operations. Additionally, the new guidance requires expanded disclosures about discontinued operations that will provide financial statement users with more information about the assets, liabilities, income and expenses of discontinued operations. The amendments are effective prospectively for all disposals (or classifications as held for sale) of components of an entity, and for all businesses that, on acquisition, are classified as held for sale that occur within annual periods beginning on or after December 15, 2014, and interim periods within those years. The Company is currently evaluating the new guidance to determine the impact it may have to its consolidated financial statements.

In May 2014, the FASB issued changes to the recognition of revenue from contracts with customers. These changes created a comprehensive framework for all entities in all industries to apply in the determination of when to recognize revenue, and, therefore, supersede virtually all existing revenue recognition requirements and guidance. This framework is expected to result in less complex guidance in application while providing a consistent and comparable methodology for revenue recognition. The core principle of the guidance is that an entity should recognize revenue to depict the transfer of promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods or services. To achieve this principle, an entity should apply the following steps: (i) identify the contract(s) with a customer, (ii) identify the performance obligations in the contract(s), (iii) determine the transaction price, (iv) allocate the transaction price to the performance obligations in the contract(s), and (v) recognize revenue when, or as, the entity satisfies a performance obligation. These changes become effective for the Company on January 1, 2017. Management is currently evaluating the potential impact of these changes on the Company’s consolidated financial statements.

In August 2014, the FASB issued changes to the disclosure of uncertainties about an entity’s ability to continue as a going concern. Under GAAP, continuation of a reporting entity as a going concern is presumed as the basis for preparing financial statements unless and until the entity’s liquidation becomes imminent. Even if an entity’s liquidation is not imminent, there may be conditions or events that raise substantial doubt about the entity’s ability to continue as a going concern. Because there is no guidance in GAAP about management’s responsibility to evaluate whether there is substantial doubt about an entity’s ability to continue as a going concern or to provide related note disclosures, there is diversity in practice whether, when, and how an entity discloses the relevant conditions and events in its financial statements. As a result, these changes require an entity’s management to evaluate whether there are conditions or events, considered in the aggregate, that raise substantial doubt about the entity’s ability to continue as a going concern within one year after the date that financial statements are issued. Substantial doubt is defined as an indication that it is probable that an entity will be unable to meet its obligations as they become due within one year after the date that financial statements are issued. If management has concluded that substantial doubt exists, then the following disclosures should be made in the financial statements: (i) principal conditions or events that raised the substantial doubt, (ii) management’s evaluation of the significance of those conditions or events in relation to the entity’s ability to meet its obligations, (iii) management’s plans that alleviated the initial substantial doubt or, if substantial doubt was not alleviated, management’s plans that are intended to at least mitigate the conditions or events that raise substantial doubt, and (iv) if the latter in (iii) is disclosed, an explicit statement that there is substantial doubt about the entity’s ability to continue as a going concern. These changes become effective for the Company for the 2016 annual period. Management has determined that the adoption of these changes will not have an impact on the Company’s consolidated financial statements. Subsequent to adoption, this guidance will need to be applied by management at the end of each annual period and interim period therein to determine what, if any, impact there will be on the consolidated financial statements in a given reporting period.

Recently Adopted and Recently Issued Accounting Guidance

Adopted Guidance

On January 1, 2013, the Company adopted changes issued by the FASB to the testing of indefinite-lived intangible assets for impairment, similar to the goodwill changes issued in September 2011. These changes provide an entity the option to first assess qualitative factors to determine whether the existence of events or circumstances leads to a determination that it is more likely than not (more than 50%) that the fair value of an indefinite-lived intangible asset is less than its carrying amount. Such qualitative factors may include the following: macroeconomic conditions; industry and market considerations; cost factors; overall financial performance; and other relevant entity-specific events. If an entity elects to perform a qualitative assessment and determines that an impairment is more likely than not, the entity is then required to perform the existing two-step quantitative impairment test, otherwise no further analysis is required. An entity also may elect not to perform the qualitative assessment and, instead, proceed directly to the two-step quantitative impairment test. Since management proceeds directly to the two-step quantitative test for the Company’s indefinite-lived intangible assets, these do not affect the outcome of the impairment analysis of an indefinite-lived intangible asset. As a result, management determined these changes did not have an impact on the Company’s consolidated financial statements.

On January 1, 2013, the Company adopted changes issued by FASB to the disclosure of offsetting assets and liabilities. These changes require an entity to disclose both gross information and net information about both instruments and transactions eligible for offset in the statement of financial position and instruments and transactions subject to an agreement similar to a master netting arrangement. The enhanced disclosures will enable users of an entity’s financial statements to understand and evaluate the effect or potential effect of master netting arrangements on an entity’s financial position, including the effect or potential effect of rights of setoff associated with certain financial instruments and derivative instruments. Other than the additional disclosure requirements, management determined that the adoption of these changes did not have an impact on the Company’s consolidated financial statements.

On January 1, 2012, the Company adopted changes issued by the FASB to conform existing guidance regarding fair value measurement and disclosure between GAAP and International Financial Reporting Standards. These changes both clarify the FASB’s intent about the application of existing fair value measurement and disclosure requirements and amend certain principles or requirements for measuring fair value or for disclosing information about fair value measurements. The clarifying changes relate to the application of the highest and best use and valuation premise concepts, measuring the fair value of an instrument classified in a reporting entity’s shareholders’ equity, and disclosure of quantitative information about unobservable inputs used for Level 3 fair value measurements. The amendments relate to measuring the fair value of financial instruments that are managed within a portfolio; application of premiums and discounts in a fair value measurement; and additional disclosures concerning the valuation processes used and sensitivity of the fair value measurement to changes in unobservable inputs for those items categorized as Level 3, a reporting entity’s use of a nonfinancial asset in a way that differs from the asset’s highest and best use, and the categorization by level in the fair value hierarchy for items required to be measured at fair value for disclosure purposes only. Other than the additional disclosure requirements, the adoption of these changes had no impact on the Company’s consolidated financial statements.

Issued Guidance

In February 2013, the FASB issued changes to the accounting for obligations resulting from joint and several liability arrangements. These changes require an entity to measure such obligations for which the total amount of the obligation is fixed at the reporting date as the sum of (i) the amount the reporting entity agreed to pay on the basis of its arrangement among its co-obligors, and (ii) any additional amount the reporting entity expects to pay on behalf of its co-obligors. An entity will also be required to disclose the nature and amount of the obligation as well as other information about those obligations. Examples of obligations subject to these requirements are debt arrangements and settled litigation and judicial rulings. These changes become effective for the Company on January 1, 2014. Management has determined that the adoption of these changes will not have an impact on the Company’s consolidated financial statements, as the Company does not currently have any such arrangements.

In July 2013, the FASB issued changes to the presentation of an unrecognized tax benefit when a net operating loss carryforward, a similar tax loss, or a tax credit carryforward exists. These changes require an entity to present an unrecognized tax benefit as a liability in the financial statements if (i) a net operating loss carryforward, a similar tax loss, or a tax credit carryforward is not available at the reporting date under the tax law of the applicable jurisdiction to settle any additional income taxes that would result from the disallowance of a tax position, or (ii) the tax law of the applicable jurisdiction does not require the entity to use, and the entity does not intend to use, the deferred tax asset to settle any additional income taxes that would result from the disallowance of a tax position. Otherwise, an unrecognized tax benefit is required to be presented in the financial statements as a reduction to a deferred tax asset for a net operating loss carryforward, a similar tax loss, or a tax credit carryforward. Previously, there was diversity in practice as no explicit guidance existed. These changes become effective for the Company on January 1, 2014. Management has determined that the adoption of these changes will not have a significant impact on the Company’s consolidated financial statements.

Prior to reverse acquisition

Prior to the reverse acquisition, Graymark committed to a plan to divest of or close certain sleep diagnostic and sleep therapy locations. The decision was based on a combination of the financial performance of the facilities and the shift in focus to the business model of Foundation. As a result of the pending closure or sale of these locations, the related assets, liabilities, results of operations and cash flows were classified as discontinued operations which were acquired by the Company in the reverse acquisition.

Prior to the reverse acquisition, Graymark committed to a plan to divest of or close certain sleep diagnostic and sleep therapy locations. The decision was based on a combination of the financial performance of the facilities and the shift in focus to the business model of Foundation. As a result of the pending closure or sale of these locations, the related assets, liabilities, results of operations and cash flows were classified as discontinued operations which were acquired by the Company in the reverse acquisition.

Impairment of goodwill and intangible assets

Goodwill and intangible assets with indefinite lives must be tested for impairment at least once a year. Carrying values are compared with fair values, and when the carrying value exceeds the fair value, the carrying value of the impaired asset is reduced to its fair value. The Company tests goodwill for impairment on an annual basis in the fourth quarter or more frequently if management believes indicators of impairment exist. The performance of the test involves a two-step process. The first step of the impairment test involves comparing the fair values of the applicable reporting units with their aggregate carrying values, including goodwill. The Company generally determines the fair value of its reporting units using the income approach methodology of valuation that includes the discounted cash flow method as well as other generally accepted valuation methodologies. If the carrying amount of a reporting unit exceeds the reporting unit’s fair value, the Company performs the second step of the goodwill impairment test to determine the amount of impairment loss. The second step of the goodwill impairment test involves comparing the implied fair value of the affected reporting unit’s goodwill with the carrying value of that goodwill.

Goodwill and intangible assets with indefinite lives must be tested for impairment at least once a year. Carrying values are compared with fair values, and when the carrying value exceeds the fair value, the carrying value of the impaired asset is reduced to its fair value. The Company tests goodwill for impairment on an annual basis in the fourth quarter or more frequently if management believes indicators of impairment exist. The performance of the test involves a two-step process. The first step of the impairment test involves comparing the fair values of the applicable reporting units with their aggregate carrying values, including goodwill. The Company generally determines the fair value of its reporting units using the income approach methodology of valuation that includes the discounted cash flow method as well as other generally accepted valuation methodologies. If the carrying amount of a reporting unit exceeds the reporting unit’s fair value, the Company performs the second step of the goodwill impairment test to determine the amount of impairment loss. The second step of the goodwill impairment test involves comparing the implied fair value of the affected reporting unit’s goodwill with the carrying value of that goodwill.

Recurring and Nonrecurring Fair Value Measurements

Recurring Fair Value Measurements: The carrying value of the Company’s financial assets and financial liabilities is their cost, which may differ from fair value. The carrying value of cash held as demand deposits, money market and certificates of deposit, accounts receivable, short-term borrowings, accounts payable and accrued liabilities approximated their fair value. At September 30, 2014, the fair value of the Company’s long-term debt, including the current portion was determined to be approximately equal to its carrying value.

Nonrecurring Fair Value Measurements: During the nine months ended September 30, 2014, the Company did not have any assets or liabilities recorded using nonrecurring fair value measurements.

Recurring Fair Value Measurements: The carrying value of the Company’s financial assets and financial liabilities is their cost, which may differ from fair value. The carrying value of cash held as demand deposits, money market and certificates of deposit, accounts receivable, short-term borrowings, accounts payable and accrued liabilities approximated their fair value. At December 31, 2013 and 2012, the fair value of the Company’s long-term debt approximated its fair value. The fair value of the Company’s debt was valued using significant unobservable inputs (Level 3) including discounted cash flow calculations based upon current market rates for similar types of borrowings with maturities consistent with those remaining for the debt being valued.

Nonrecurring Fair Value Measurements:

Reverse Acquisition – During 2013, the Company completed the Foundation reverse acquisition; see Note 4 – Reverse Acquisition for additional information. The assets acquired and liabilities assumed in the reverse acquisition were recorded at their fair values on the date of acquisition.

El Paso Real Estate Transaction – On August 30, 2013, the Company, entered into an Agreement of Sale and Purchase (“Purchase Sale Agreement” or “PSA”) with HCRI Texas Properties, Ltd. (“Seller”) and HC REIT and an Agreement in Connection with Assignment and Assumption of PSA (“Assignment Agreement”) with DOC-FSH El Paso Medical Center, LLC (“DOC”) to acquire from Seller the real property occupied and certain personal property used by the Company’s subsidiary East El Paso Physicians’ Medical Center, LLC (“EEPPMC”); see Note 16 – Gains and Other Item for additional information. The assets acquired as a result of the El Paso Real Estate Transaction were recorded at their fair market value on the date of the transaction.

Business Acquisitions – During 2012, the Company acquired El Paso and the Imaging Centers; see Note 5 – Acquisitions for additional information. The assets acquired and liabilities assumed in the El Paso and Imaging Centers transactions were recorded at their respective fair values on the date of the acquisition.

Goodwill Impairment – On July 22, 2013, the Company determined that an impairment indicator existed related to the Company’s sleep diagnostic business. As a result, the Company tested goodwill associated with the sleep diagnostic business for impairment. The impairment test resulted in an impairment charge of $21.9 million.

For the reverse acquisition, business acquisitions and goodwill impairment, the nonrecurring fair value measurements were developed using significant unobservable inputs (Level 3) using discounted cash flow calculations based upon the Company’s weighted average cost of capital and third-party valuation services. For the El Paso Real Estate Transaction, a portion of the fair value measurements were developed using significant other observable inputs (Level 2). The primary valuation technique used was an income methodology based on estimates of forecasted cash flows for each business unit, with those cash flows discounted to present value using rates commensurate with the risks of those cash flows. Assumptions used were similar to those that would be used by market participants performing valuations of these business units and were based on analysis of current and expected future economic conditions and the updated strategic plan for each business unit.

Reclassifications		Reclassifications – Certain amounts presented in prior years have been reclassified to conform to the current year’s presentation. Such reclassifications had no effect on net loss.
Receivables from Affiliates		Receivables from Affiliates – Receivables from Affiliates are stated at the amount billed to the Affiliates plus any accrued and unpaid interest.
Supplies inventories

Supplies inventories – Supplies inventories are stated at the lower of cost or market and primarily include operating supplies used in the direct or indirect treatment of patients. The Company accounts for inventories using the first in–first out method of accounting for substantially all of its inventories.

Property and equipment

Property and equipment – Property and equipment is stated at cost and depreciated using the straight line method to depreciate the cost of various classes of assets over their estimated useful lives. At the time assets are sold or otherwise disposed of, the cost and accumulated depreciation are eliminated from the asset and depreciation accounts; profits and losses on such dispositions are reflected in current operations. Fully depreciated assets are written off against accumulated depreciation. Assets under capital leases are amortized using the straight-line method over the shorter of the estimated useful life of the assets or life of the lease term, excluding any lease renewals, unless the lease renewals are reasonably assured. Expenditures for major renewals and betterments that extend the useful lives of property and equipment are capitalized. Expenditures for maintenance and repairs are charged to expense as incurred.

Long-lived assets

Long-lived assets – The Company evaluates its long-lived assets for possible impairment whenever circumstances indicate that the carrying amount of the asset, or related group of assets, may not be recoverable from estimated future cash flows. Fair value estimates are derived from established market values of comparable assets or internal calculations of estimated future net cash flows. The Company’s estimates of future cash flows are based on assumptions and projections it believes to be reasonable and supportable. The Company’s assumptions take into account revenue and expense growth rates, patient volumes, changes in payor mix and changes in legislation and other payor payment patterns.

Noncontrolling Interests

Noncontrolling Interests – Noncontrolling interests in the results of operations of consolidated subsidiaries represents the noncontrolling shareholders’ share of the income or loss of the various consolidated subsidiaries. The noncontrolling interests in the consolidated balance sheet reflect the original investment by these noncontrolling shareholders in these consolidated subsidiaries, along with their proportional share of the earnings or losses of these subsidiaries less distributions made to these noncontrolling interest holders.

Legal Issues

Legal Issues – For asserted claims and assessments, liabilities are recorded when an unfavorable outcome of a matter is deemed to be probable and the loss is reasonably estimable. Management determines the likelihood of an unfavorable outcome based on many factors such as the nature of the matter, available defenses and case strategy, progress of the matter, views and opinions of legal counsel and other advisors, applicability and success of appeals processes, and the outcome of similar historical matters, among others. Once an unfavorable outcome is deemed probable, management weighs the probability of estimated losses, and the most reasonable loss estimate is recorded. If an unfavorable outcome of a matter is deemed to be reasonably possible, then the matter is disclosed and no liability is recorded. With respect to unasserted claims or assessments, management must first determine that the probability that an assertion will be made is likely, then, a determination as to the likelihood of an unfavorable outcome and the ability to reasonably estimate the potential loss is made. Legal matters are reviewed on a continuous basis or sooner if significant changes in matters have occurred to determine if a change in the likelihood of an unfavorable outcome or the estimate of a loss is necessary.

Concentration of credit risk

Concentration of credit risk – The Company maintains its cash in bank deposit accounts which, at times, may exceed federally insured limits. The Company has not experienced any losses in such accounts and believes it is not exposed to any significant risk. As of December 31, 2013 and 2012, the Company had cash deposits in excess of FDIC limits of $3.4 million and $2.9 million, respectively.

Advertising Costs		Advertising Costs – Advertising costs are expensed as incurred. Advertising expense for 2013 and 2012, included in continuing operations, was approximately $244,000 and $153,000, respectively.
Acquisition Costs		Acquisition Costs – Acquisition costs are charged directly to expense when incurred.
Income Taxes

Income Taxes – In 2012, the Company’s member elected to have the Company’s income taxed as an “S” Corporation under provisions of the Internal Revenue Code and a similar section of the state income tax law. Therefore, taxable income or loss is reported to the individual member for inclusion in its respective tax returns and no provision for federal and state income taxes is included in the 2012 consolidated financial statements.

For 2013, the Company recognizes deferred tax assets and liabilities for future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and tax credit carry-forwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect of deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. In the event the Company determines that the deferred tax assets will not be realized in the future, the valuation adjustment to the deferred tax assets is charged to earnings in the period in which the Company makes such a determination.

The Company uses a two-step process to evaluate a tax position. The first step is to determine whether it is more-likely-than-not that a tax position will be sustained upon examination, including the resolution of any related appeals or litigation based on the technical merits of that position. The second step is to measure a tax position that meets the more-likely-than-not threshold to determine the amount of benefit to be recognized in the financial statements. A tax position is measured at the largest amount of benefit that is greater than 50 percent likely of being realized upon ultimate settlement.

Tax positions that previously failed to meet the more-likely-than-not recognition threshold should be recognized in the first subsequent period in which the threshold is met. Previously recognized tax positions that no longer meet the more-likely-than-not criteria should be de-recognized in the first subsequent financial reporting period in which the threshold is no longer met. The Company reports tax-related interest and penalties as a component of income tax expense.

Based on all known facts and circumstances and current tax law, the Company believes that the total amount of unrecognized tax benefits as of December 31, 2013, is not material to its results of operations, financial condition or cash flows. The Company also believes that the total amount of unrecognized tax benefits as of December 31, 2013, if recognized, would not have a material effect on its effective tax rate. The Company further believes that there are no tax positions for which it is reasonably possible, based on current tax law and policy that the unrecognized tax benefits will significantly increase or decrease over the next 12 months producing, individually or in the aggregate, a material effect on the Company’s results of operations, financial condition or cash flows.

Stock options

Stock options – The Company accounts for its stock option grants using the modified prospective method. Under the modified prospective method, stock-based compensation cost is measured at the grant date based on the fair value of the award and is recognized as expense on a straight-line basis over the requisite service period, which is the vesting period.

During 2014, management determined that the Company had incorrectly reflected the historical common stock shares attributable to Foundation and the common stock shares issued in the reverse acquisition. As a result, the Company has restated its previously reported net income (loss) per share the year ended December 31, 2013 in order to correct certain previously reported amounts. The restatement had no change on the ending number of common shares outstanding at December 31, 2013, but it did change the number of shares outstanding at December 31, 2012 and the weighted average number of common and diluted outstanding shares used to calculate earnings per common share. The restatement had no impact on assets, liabilities, total deficit or net income (loss) attributable to Foundation Healthcare common stock.

Commitments and Contingencies

The Company is exposed to asserted and unasserted legal claims encountered in the normal course of business, including claims for damages for personal injuries, medical malpractice, breach of contracts, wrongful restriction of or interference with physicians’ staff privileges and employment related claims. In certain of these actions, plaintiffs request payment for damages, including punitive damages that may not be covered by insurance. Management believes that the ultimate resolution of these matters will not have a material adverse effect on the operating results or the financial position of the Company.